Defined benefit plans (Detail 11) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total
Plan Assets At Fair Value By Plan [Line Items]
Fair value		$ 33,176	$ 30,039
Swiss plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	28,219	25,839
Derivative financial instruments, net of collateral		6	10
Swiss plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	159	132
Swiss plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	7	13
Swiss plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	21	25
Swiss plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	1,328	1,567
Swiss plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	88	88
Swiss plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	10	34
UK plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		3,658	3,032
US and German plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		1,299	1,168
UBS AG | Total
Plan Assets At Fair Value By Plan [Line Items]
Fair value		20,864	19,972
UBS AG | Swiss plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		15,908	15,772	[3]
Derivative financial instruments, net of collateral		3	6
UBS AG | Swiss plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	90	80
UBS AG | Swiss plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	4	8
UBS AG | Swiss plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	12	15
UBS AG | Swiss plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[2],[3]	748	957
UBS AG | Swiss plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	50	54
UBS AG | Swiss plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[2],[3]	6	21
UBS AG | UK plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		3,658	3,032
UBS AG | US and German plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		$ 1,299	$ 1,168

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2019 and 31 December 2018. Net of collateral, derivative financial instruments amounted to USD 6 million as of 31 December 2019 (31 December 2018: USD 10 million).

[3]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.